As filed with the Securities and Exchange Commission on September 14, 2018

Registration No. 33-87874

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 41	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 46

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1893

James J. Roth

Chairman, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on September 14, 2018 pursuant to paragraph (b)(1) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 811-08922) of Mutual of America Institutional Funds, Inc. (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 41 consists only of a facing page, this explanatory note, Part C of the Registration Statement, and Exhibit 7 filed pursuant to Item 28(g) of the Registration Statement. This Post-Effective Amendment No. 41 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 41 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 28. Exhibits

1(a)	Articles of Incorporation of Mutual of America Institutional Funds, Inc. (the “Fund”), dated October 26, 1995 (6)

1(b)	Articles Supplementary, dated February 20, 1996 (6)

1(c)	Articles Supplementary, dated April 8, 1996 (6)

1(d)	Articles Supplementary, dated December 2, 1996 (6)

1(e)	Articles Supplementary, dated February 24, 1997 (6)

1(f)	Articles Supplementary, dated April 6, 1999 (5)

1(g)	Form of Articles Supplementary, dated August 14, 2000 (7)

1(h)	Articles Supplementary, dated May 1, 2007 (15)

1(i)	Articles Supplementary, dated March 5, 2008 (15)

2	By-Laws of the Fund (6)

2(a)	Amendment of By-Laws, dated November 5, 2006 (14)

2(b)	Amendment of By-Laws, dated February 23, 2010 (17)

4(a)	Form of Investment Advisory Agreement, as amended effective September 1, 2000, between the Fund and Mutual of America Capital Management Corporation (the “Adviser”) (7)

4(c)	Form of Subadvisory Agreement between the Adviser and Oak Associates, Ltd. (2)

4(d)	Letter dated June 22, 2005 from the Adviser to Oak Associates (Termination letter) (13)

4(e)	Letter Agreement signed by the Adviser and Oak Associates dated July 28, 2005 (setting Termination date). (13)

5	Distribution Agreement between the Fund and Mutual of America Securities Corporation, as Distributor (“Securities Corporation”) (6)

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co. (24)

8(a)(i)	Form of Transfer Agency and Service Agreement between the Fund and State Street Bank and Trust Company (1)

8(b)	Form of Investment Accounting Agreement between the Fund and the Adviser (3)

8(c)(i)	Agreement to Pay Operating Expenses between the Fund and the Adviser (9)

8(c)(ii)	Notice of Cancellation and Amendment to the Agreement to Pay Operating Expenses between the Fund and the Adviser, dated December 30, 2009 (17)

8(c)(iii)	Amendment to Notice of Cancellation of Agreement to Pay Operating Expenses between the Fund and the Adviser, dated April 28, 2010 (17)

8(d)	Fee Revenue Agreement between the Distributor and the Adviser (16)

9(a)	Consent and Opinion of General Counsel (5)

9(b)	Consent and Opinion of General Counsel for Mid-Cap Equity Index and Aggressive Equity Funds (7)

9(c)	Consent and Opinion of General Counsel for Small Cap Value and Small Cap Growth Funds (14)

10(a)	Independent Registered Public Accounting Firm’s Consent (23)

10(b)	Power of Attorney of Carolyn N. Dolan (22)

10(d)	Power of Attorney of LaSalle D. Leffall, III (22)

10(e)	Power of Attorney of John W. Sibal (22)

10(f)	Power of Attorney of Margaret M. Smyth (22)

10(g)	Power of Attorney of Patrick J. Waide, Jr. (22)

10(h)	Power of Attorney of William E. Whiston (22)

10(i)	Power of Attorney of Stanley E. Grayson (23)

16(a)	Code of Ethics of the Fund (23)

16(b)	Code of Ethics of Mutual of America Securities LLC (23)

16(c)	Code of Ethics of the Adviser (23)

(1)	Included in Pre-Effective Amendment No. 3 filed with the Commission on January 29, 1996
(2)	Included in Pre-Effective Amendment No. 4 filed with the Commission on March 15, 1996
(3)	Included in Post-Effective Amendment No. 2 filed with the Commission on February 28, 1997
(4)	Included in Post-Effective Amendment No. 5 filed with the Commission on February 12, 1999
(5)	Included in Post-Effective Amendment No. 6 filed with the Commission on April 15, 1999
(6)	Included in Post-Effective Amendment No. 7 filed with the Commission on June 4, 1999
(7)	Included in Post-Effective Amendment No. 9 filed with the Commission on June 13, 2000
(8)	Included in Post-Effective Amendment No. 11 filed with the Commission on April 19, 2001
(9)	Included in Post-Effective Amendment No. 12 filed with the Commission on April 23, 2002
(10)	Included in Post-Effective Amendment No. 13 filed with the Commission on April 25, 2003
(11)	Included in Post-Effective Amendment No. 14 filed with the Commission on April 30, 2004
(12)	Included in Post-Effective Amendment No. 15 filed with the Commission on February 28, 2005
(13)	Included in Post-Effective Amendment No. 17 filed with the Commission on April 28, 2006
(14)	Included in Post-Effective Amendment No. 19 filed with the Commission on April 27, 2007
(15)	Included in Post-Effective Amendment No. 20 filed with the Commission on April 30, 2008
(16)	Included in Post-Effective Amendment No. 21 filed with the Commission on April 30, 2009
(17)	Included in Post-Effective Amendment No. 24 filed with the Commission on May 1, 2010
(18)	Included in Post-Effective Amendment No. 25 filed with the Commission on May 1, 2011
(19)	Included in Post-Effective Amendment No. 27 filed with the Commission on April 29, 2013
(20)	Included in Post-Effective Amendment No. 30 filed with the Commission on April 28, 2014
(21)	Included in Post-Effective Amendment No. 33 filed with the Commission on April 29, 2015
(22)	Included in Post-Effective Amendment No.35 filed with the Commission on April 28, 2016
(23)	Included in Post-Effective Amendment No.39 filed with the Commission on April 27, 2018
(24)	Filed herewith.

The above exhibits are filed under File No. 33-87874.

C-1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 14th day of September, 2018.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 14, 2018.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer (Principal Executive Officer)
James J. Roth

/s/ Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)
Chris W. Festog

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
Patrick J. Waide, Jr.

*	Director
William E. Whiston

* By: /s/ Scott H. Rothstein

Scott H. Rothstein

Attorney-in-Fact

C-2

Exhibits Index

Exhibit Number

7	Custodian Agreement between the Investment Company and Brown Brothers Harriman & Co.